Intangible Assets	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 4 — INTANGIBLE ASSETS

Total intangible assets consisted of the following as of June 30, 2023 and December 31, 2022:

	June 30, 2023
	Gross Amount	Accumulated Amortization	Net Balance
	U.S. dollars in thousands
Brands	7,814	(1,678)	6,137

	December 31, 2022
	Gross Amount	Accumulated Amortization	Net Balance
	U.S. dollars in thousands
Brands	5,783	(1,331)	4,452

On March 9, 2023, the Company recognized the amount of $2,031 thousand paid in connection with the Fort Acquisition amortized over a period of 10 years.

Amortization expense was $347 thousand and $282 thousand, for the six months ended June 30, 2023, and 2022, respectively.